Note 3 - Investment Securities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Marketable Securities [Table Text Block]
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

June 30, 2015
Securities available for sale:
Agency mortgage-backed securities	$34,387	$154	$203	$34,338
Agency CMO	11,478	65	81	11,462
Other debt securities:
Agency notes and bonds	18,554	35	56	18,533
Municipal obligations	31,834	896	179	32,551
Subtotal - debt securities	96,253	1,150	519	96,884

Mutual funds	1,477	0	0	1,477

Total securities available for sale	$97,730	$1,150	$519	$98,361

Securities held to maturity:
Agency mortgage-backed securities	$5	$0	$0	$5

Total securities held to maturity	$5	$0	$0	$5

December 31, 2014
Securities available for sale:
Agency mortgage-backed securities	$32,135	$240	$79	$32,296
Agency CMO	14,461	74	150	14,385
Other debt securities:
Agency notes and bonds	18,136	32	48	18,120
Municipal obligations	32,178	1,242	78	33,342
Subtotal - debt securities	96,910	1,588	355	98,143

Mutual funds	2,083	0	0	2,083

Total securities available for sale	$98,993	$1,588	$355	$100,226

Securities held to maturity:
Agency mortgage-backed securities	$6	$0	$0	$6

Total securities held to maturity	$6	$0	$0	$6

(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

December 31, 2014:
Securities available for sale:
Agency mortgage-backed securities	$32,135	$240	$79	$32,296
Agency CMO	14,461	74	150	14,385
Other debt securities:
Agency notes and bonds	18,136	32	48	18,120
Municipal obligations	32,178	1,242	78	33,342
Subtotal – debt securities	96,910	1,588	355	98,143

Mutual funds	2,083	0	0	2,083

Total securities available for sale	$98,993	$1,588	$355	$100,226

Securities held to maturity:
Agency mortgage-backed securities	$6	$0	$0	$6

Total securities held to maturity	$6	$0	$0	$6

December 31, 2013:
Securities available for sale:
Agency mortgage-backed securities	$18,408	$205	$244	$18,369
Agency CMO	20,486	96	341	20,241
Other debt securities:
Agency notes and bonds	31,594	49	729	30,914
Municipal obligations	36,200	778	938	36,040
Subtotal – debt securities	106,688	1,128	2,252	105,564

Mutual funds	3,238	0	40	3,198

Total securities available for sale	$109,926	$1,128	$2,292	$108,762

Securities held to maturity:
Agency mortgage-backed securities	$9	$0	$0	$9
Total securities held to maturity	$9	$0	$0	$9

Investments Classified by Contractual Maturity Date [Table Text Block]
	Securities Available for Sale		Securities Held to Maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
(In thousands)

Due in one year or less	$1,070	$1,074	$0	$0
Due after one year through five years	17,306	17,354	0	0
Due after five years through ten years	19,267	19,604
Due after ten years	12,745	13,052	0	0
	50,388	51,084	0	0
Mortgage-backed securities and CMO	45,865	45,800	5	5

	$96,253	$96,884	$5	$5

	Securities Available for Sale		Securities Held to Maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
(In thousands)

Due in one year or less	$120	$121	$0	$0
Due after one year through five years	15,679	15,786	0	0
Due after five years through ten years	20,366	20,852	0	0
Due after ten years	14,149	14,703	0	0
	50,314	51,462	0	0

Mortgage-backed securities and CMO	46,596	46,681	6	6

	$96,910	$98,143	$6	$6

Schedule of Unrealized Loss on Investments [Table Text Block]
	Number of Investment Positions	Fair Value	Gross Unrealized Losses
(Dollars in thousands)

Continuous loss position less than twelve months:
Agency notes and bonds	9	$7,696	$53
Agency mortgage-backed securities	22	17,893	150
Muncipal obligations	17	6,568	95

Total less than twelve months	48	32,157	298

Continuous loss position more than twelve months:
Agency notes and bonds	1	999	3
Agency CMO	9	6,594	81
Agency mortgage-backed securities	4	4,426	53
Muncipal obligations	5	2,306	84

Total more than twelve months	19	14,325	221

Total securities available for sale	67	$46,482	$519

(Dollars in thousands)	Number of Investment Positions	Fair Value	Gross Unrealized Losses

Continuous loss position less than twelve months:
Agency mortgage-backed securities	7	$5,925	$21
Agency CMO	2	1,317	21
Agency notes and bonds	2	1,198	2
Municipal obligations	9	2,291	8

Total less than twelve months	20	10,731	51

Continuous loss position more than twelve months:
Agency mortgage-backed securities	6	5,986	58
Agency CMO	9	7,306	129
Agency notes and bonds	7	7,586	47
Municipal obligations	9	4,146	70

Total more than twelve months	31	25,024	304

Total securities available for sale	51	$35,755	$355